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                              European Equity Fund
                            Pacific Basin Equity Fund

                                  ANNUAL REPORT

                                October 31, 1997

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1997

  Shares                                                                 Value
 --------                                                             ----------

           COMMON STOCKS & WARRANTS (98.80%)

           FINLAND (1.9%)
           MULTI-INDUSTRY
   33,000  Nokia AB ............................................     $ 2,883,294
                                                                     -----------
           TOTAL FINLAND .......................................       2,883,294
                                                                     -----------
           FRANCE (11.2%)
           BANKING
   70,000  Banque National De Paris C.I ........................       3,094,526
   26,000  Societe Generale SA .................................       3,560,872
                                                                     -----------
                                                                       6,655,398
                                                                     -----------
           CAPITAL EQUIPMENT
   24,050  Alcatel Alsthom SA ..................................       2,901,885
                                                                     -----------
           CONSUMER NON-DURABLES
   10,870  LVMH ................................................       1,846,765
                                                                     -----------
           MEDIA
   14,620  Canal Plus ..........................................       2,542,168
                                                                     -----------
           SERVICES
   17,975  Accor  SA ...........................................       3,346,795
                                                                     -----------
           TOTAL FRANCE ........................................      17,293,011
                                                                     -----------
           GERMANY (14.4%)
           BANKING
   92,900  Commerzbank AG ......................................       3,152,715
   57,590  Depfa Bank AG .......................................       3,250,671
                                                                     -----------
                                                                       6,403,386
                                                                     -----------
           CAPITAL EQUIPMENT
    4,070  Linde AG ............................................       2,455,505
   49,100  Siemens AG ..........................................       3,022,108
                                                                     -----------
                                                                       5,477,613
                                                                     -----------
           CONSUMER GOODS
   35,770  Merck KGaA ..........................................       1,325,968
                                                                     -----------
           ENERGY
   53,100  VEBA AG .............................................       2,960,268
                                                                     -----------
           INSURANCE
   10,000  Allianz AG ..........................................       2,227,637
                                                                     -----------
           MULTI-INDUSTRY
  119,447  Metallgesellshaft AG ................................      2,376,744
                                                                     -----------
           RETAIL
   34,032  Metro AG* ...........................................       1,496,476
                                                                     -----------
           TOTAL GERMANY .......................................      22,268,092
                                                                     -----------
           IRELAND (2.1%)
           CONSUMER NON-DURABLES
1,260,000  Waterford Wedgewood, Plc ............................       1,459,083
                                                                     -----------
           PHARMACEUTICALS
   35,000  Elan Corp., Plc., ADR* ..............................       1,745,625
                                                                     -----------
           TOTAL IRELAND .......................................       3,204,708
                                                                     -----------
           ITALY (5.6%)
           BANKING
  276,000  Istituto Mobiliare
             Italiano SpA (IMI) ................................       2,498,183
                                                                     -----------
           ENERGY
  486,000  Ente Nazionale
             Idrocarbun SpA (ENI)* .............................       2,746,919
                                                                     -----------
           TELECOMMUNICATIONS
  908,200  Telecom Italia Mobile SpA ...........................       3,352,776
                                                                     -----------
           TOTAL ITALY .........................................       8,597,878
                                                                     -----------
           NETHERLANDS (8.0%)
           CONSUMER GOODS
   18,000  Heineken NV .........................................       2,927,839
                                                                     -----------
           FINANCE
   69,000  Fortis Amev NV ......................................       2,711,666
                                                                     -----------
           MATERIALS
   25,905  Akzo Nobel NV .......................................       4,564,564
                                                                     -----------
           TELECOMMUNICATIONS
   55,000  Koninklijke PTT Nederland ...........................       2,101,983
                                                                     -----------
           TOTAL NETHERLANDS ...................................      12,306,052
                                                                     -----------
           POLAND (0.2%)
           BANKING
   26,000  Bank Handlowy W Warsza
             Wie SA GDR* .......................................         349,153
                                                                     -----------
           TOTAL POLAND ........................................         349,153
                                                                     -----------
           ROMANIA (1.1%)
           MULTI-INDUSTRY
  242,918  Romania Growth Fund PLC .............................       1,792,732
                                                                     -----------
           TOTAL ROMANIA .......................................       1,792,732
                                                                     -----------

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1997

  Shares                                                                 Value
 --------                                                             ----------

           SPAIN (4.2%)
           ENERGY

   65,440  Repsol SA ...........................................     $ 2,744,098
                                                                     -----------
           FINANCE
   16,060  Argentaria SA .......................................         892,038
                                                                     -----------
           UTILITIES
  101,910  Telefonica de Espana ................................       2,781,211
                                                                     -----------
           TOTAL SPAIN .........................................       6,417,347
                                                                     -----------
           SWEDEN (5.7%)
           CAPITAL EQUIPMENT
   60,000  Ericsson (LM)
             Telephone Co., Class `B' ..........................       2,643,560
                                                                     -----------
           CONSUMER DURABLES
   40,600  Electrolux AB (B free) ..............................       3,360,792
                                                                     -----------
           FINANCE
   60,000  Skandia Foersaekrings AB ............................       2,803,776
                                                                     -----------
           TOTAL SWEDEN ........................................       8,808,128
                                                                     -----------
           SWITZERLAND (11.1%)
           BANKING
   19,710  Credit Suisse AG Registered .........................       2,776,502
    3,170  Union Bank of Switzerland
             Bearer ............................................       3,649,377
                                                                     -----------
                                                                       6,425,879
                                                                     -----------
           CONSUMER GOODS
      330  Roche Holdings AG DRC ...............................       2,899,946
                                                                     -----------
           CONSUMER NON-DURABLES
    2,600  Nestle AG Registered ................................       3,663,489
                                                                     -----------
           PHARMACEUTICALS
    2,650  Novartis AG Bearer .................................        4,178,682
                                                                     -----------
           TOTAL SWITZERLAND ..................................       17,167,996
                                                                     -----------
           UNITED KINGDOM (33.3%)
           BANKING
  161,000  Barclays, Plc ......................................        4,032,860
  230,000  Commercial Union, Plc ..............................        3,241,415
                                                                     -----------
                                                                       7,274,275
                                                                     -----------
           CONSUMER GOODS
  280,000  Guiness, Plc .......................................        2,503,876
  430,000  Safeway, Plc .......................................        2,800,963
  290,000  Smithkline Beecham, Plc ............................        2,748,995
  360,000  Unilever, Plc ......................................        2,681,717
                                                                     -----------
                                                                      10,735,551
                                                                     -----------
           ENERGY
  240,000  British Petroleum Co., Plc .........................        3,527,304
  230,000  PowerGen, Plc ......................................        2,558,403
                                                                     -----------
                                                                       6,085,707
                                                                     -----------
           FINANCE
  110,000  HSBC Holdings, Plc .................................        2,583,737
  180,000  Land Securities, Plc ...............................        3,019,952
  325,000  LLoyds TSB Group, Plc ..............................        4,062,255
                                                                     -----------
                                                                       9,665,944
                                                                     -----------
           MULTI-INDUSTRY
  575,000  Inchcape, Plc ......................................        2,093,414
                                                                     -----------
           PHARMACEUTICALS
  179,000  Glaxo Wellcome, Plc ................................        3,838,057
                                                                     -----------
           SERVICES
  285,000  BAA, Plc ...........................................        2,629,875
  190,000  Granada Group, Plc .................................        2,620,312
  208,000  Railtrack Group, Plc ...............................        3,325,705
  280,000  Reuters Holdings, Plc ..............................        3,039,414
                                                                     -----------
                                                                      11,615,306
                                                                     -----------
           TOTAL UNITED KINGDOM ...............................       51,308,254
                                                                     -----------
TOTAL INVESTMENTS (identified cost
  $130,233,674) (a) ....................................   98.8      152,396,645
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........    1.2        1,782,030
                                                          -----     ------------
NET ASSETS .............................................  100.0%    $154,178,675
                                                          =====     ============

----------
*    non-income producing security

(a) The aggregate cost for federal income tax purposes is $130,801,199, the aggregate gross unrealized appreciation is $27,216,454 and the aggregate gross unrealized depreciation is $5,621,008 resulting in net unrealized appreciation of $21,595,446.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1997

ASSETS:
   Investments in securities, at value
      (identified cost $130,233,674) (Note 1) .................     $152,396,645
   Cash (including $45,909 in foreign currency) ...............        1,783,754
   Receivables for:
      Foreign tax reclaim .....................................          285,961
      Dividends ...............................................          157,285
      Capital stock sold ......................................            1,197
                                                                    ------------
           Total Assets .......................................      154,624,842
                                                                    ------------

LIABILITIES:
   Payables for:
      Capital stock redeemed ..................................           95,088
      Investment advisory fee (Note 2) ........................           89,783
      Shareholder servicing/Eligible institution
        fees (Note 2) .........................................           34,532
      Administrative fee (Note 2) .............................           20,719
      Accrued expenses and other liabilities ..................          206,045
                                                                    ------------
           Total Liabilities ..................................          446,167
                                                                    ------------
NET ASSETS ....................................................     $154,178,675
                                                                    ============
Net Assets Consist of:
   Paid-in capital ............................................     $111,780,014
   Accumulated undistributed net investment income ............          543,447
   Accumulated net realized gain ..............................       19,683,808
   Net unrealized appreciation ................................       22,171,406
                                                                    ------------
Net Assets ....................................................     $154,178,675
                                                                    ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($154,178,675 / 4,055,462 shares) ..........................     $      38.02
                                                                    ============

                       See Notes to Financial Statements.

                    THE 59 WALL STREET EUROPEAN EQUITY FUND

                            STATEMENT OF OPERATIONS
                      For the year ended October 31, 1997

INVESTMENT INCOME:
   Income:
      Dividends (net of foreign withholding taxes of $524,390) ..  $  3,638,687
      Interest ..................................................         8,533
                                                                   ------------
          Total Income ..........................................     3,647,220
                                                                   ------------
   Expenses:
      Investment advisory fee (Note 2) ..........................     1,012,388
      Shareholder servicing/Eligible institution fees (Note 2) ..       389,489
      Administrative fee (Note 2) ...............................       233,628
      Custodian fee (Note 3) ....................................       334,835
      Directors' fees and expenses (Note 2) .....................        21,040
      Miscellaneous expenses ....................................       139,338
                                                                   ------------
      Total Expenses ............................................     2,130,718
          Fees paid indirectly ..................................       (70,518)
                                                                   ------------
          Net Expenses ..........................................     2,060,200
                                                                   ------------
   Net Investment Income ........................................     1,587,020
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
   Net realized gain (loss) on:
      Investments ...............................................    22,245,001
      Foreign exchange transactions .............................    (3,326,074)
                                                                   ------------
                                                                     18,918,927
                                                                   ------------
   Net change in unrealized appreciation on:
      Investments ...............................................     3,971,604
      Foreign currency translations .............................      (106,439)
                                                                   ------------
                                                                      3,865,165
                                                                   ------------

          Net Realized and Unrealized Gain ......................    22,784,092
                                                                   ------------
   Net Increase in Net Assets Resulting from Operations .........  $ 24,371,112
                                                                   ============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                 For the years ended October 31,
                                                 -------------------------------
                                                      1997             1996
                                                      ----             ----

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income ......................  $   1,587,020   $   1,517,318
    Net realized gain on investments
      and foreign exchange transactions ........     18,918,927       4,032,140
    Net change in unrealized appreciation
      on investments and foreign currency
      translations .............................      3,865,165      12,375,805
                                                  -------------   -------------
      Net increase in net assets resulting
        from operations ........................     24,371,112      17,925,263
                                                  -------------   -------------
  Dividends and distributions
    declared (Note 1):
    From net investment income .................     (1,711,429)           --
    From net realized gains ....................     (9,446,042)     (5,095,644)
                                                  -------------   -------------
        Total dividends and distributions ......    (11,157,471)     (5,095,644)
                                                  -------------   -------------

  Capital stock transactions (Note 4):
    Net proceeds from sales of
        capital stock ..........................     25,594,329      29,772,327
    Net asset value of capital stock
        issued to shareholders in
        reinvestment of dividends
        and distributions ......................        706,526         395,504
    Net cost of capital stock redeemed .........    (31,685,844)    (13,602,848)
                                                  -------------   -------------
        Net increase (decrease) in net
          assets resulting from capital
          stock transactions ...................     (5,384,989)     16,564,983
                                                  -------------   -------------

          Total increase in net assets .........      7,828,652      29,394,602

NET ASSETS:
  Beginning of year ............................    146,350,023     116,955,421
                                                  -------------   -------------
  End of year (including undistributed
    net investment income of $543,447
    and $1,056,298) ............................  $ 154,178,675   $ 146,350,023
                                                  =============   =============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year


                                                                    For the years ended October 31,
                                                    -----------------------------------------------------------

                                                    1997       1996          1995          1994           1993
                                                    ----       ----          ----          ----           ----

Net asset value, beginning of year............     $35.02     $31.95        $31.82        $31.17         $27.15

Income from investment operations:
  Net investment income.......................       0.39      0.381          0.45          0.39           0.21
  Net realized and unrealized gain............       5.29       4.08          2.09          1.80           6.09

Less dividends and distributions (Note 1):
  From net investment income..................      (0.41)        --            --         (0.25)         (0.36)
  From net realized gains.....................      (2.27)     (1.39)        (2.41)        (1.29)         (1.91)
  In excess of net realized gains.............         --         --            --            --          (0.01)
                                                   ------     ------        ------        ------         ------
Net asset value, end of year..................     $38.02     $35.02        $31.95        $31.82         $31.17
                                                   ======     ======        ======        ======         ======
Total return..................................      17.28%     14.63%         9.42%         7.35%         24.82%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted).....   $154,179   $146,350      $116,955      $110,632        $88,860
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................       1.32%      1.23%         1.24%         1.37%          1.50%
    Expenses paid by commissions(2) ..........       0.01%      0.01%         0.05%          n/a            n/a
    Expense offset arrangement................       0.03%      0.09%         0.14%          n/a            n/a
                                                   ------     ------        ------        ------         ------
        Total expenses........................       1.36%      1.33%         1.43%         1.37%          1.50%
  Ratio of net investment income to
    average net assets........................       1.02%      1.16%         1.55%         1.30%          1.28%
  Portfolio turnover rate.....................         82%        42%           72%          124%            37%
  Average commission rate paid
    per share(3) .............................    $0.0062    $0.0212       $0.0216            --             --

----------
(1)  Calculated using average shares outstanding for the year.

(2) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

(3) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1997

  Shares                                                             Value
----------                                                        ------------

            COMMON STOCKS & WARRANTS (92.70%)

            AUSTRALIA (6.7%)
            ENERGY
  279,000   Woodside Petroleum, Ltd. .........................    $  2,356,444
                                                                  ------------
            MATERIALS
  109,693   Rio Tinto, Ltd. ..................................       1,334,550
  230,000   WMC, Ltd. ........................................         816,825
                                                                  ------------
                                                                     2,151,375
                                                                  ------------
            MULTI-INDUSTRY
  769,000   Pacific Dunlop, Ltd. .............................       1,642,408
                                                                  ------------
            SERVICES
  529,714   Pasminco, Ltd. ...................................         675,506
                                                                  ------------
            TOTAL AUSTRALIA ..................................       6,825,733
                                                                  ------------
            HONG KONG (2.5%)
            BANKING
  102,000   Dao Heng Bank Group, Ltd. ........................         234,831
                                                                  ------------
            CONSUMER GOODS
  294,000   Dairy Farms Intl .................................         232,260
                                                                  ------------
            INSURANCE
  258,000   National Mutual Asia, Ltd. .......................         233,590
                                                                  ------------
            MATERIALS
1,039,000   C.P. Pokphand Co. ................................         248,613
                                                                  ------------
            MULTI-INDUSTRY
   92,000   Guoco Group, Ltd. ................................         201,099
   34,000   Hutchison Whampoa, Ltd. ..........................         235,271
   38,000   Jardine Matheson Holdings ........................         243,200
   46,500   Swire Pacific, Ltd. ..............................         248,393
                                                                  ------------
                                                                       927,963
                                                                  ------------
            REAL ESTATE
   33,500   Cheung Kong Hldgs., Ltd. .........................         232,895
   65,000   New World Development
              Co., Ltd. ......................................         228,675
                                                                  ------------
                                                                       461,570
                                                                  ------------
            TELECOMMUNICATIONS
  132,800   Hong Kong
              Telecommunications, Ltd. .......................         254,212
                                                                  ------------
            TOTAL HONG KONG ..................................       2,593,039
                                                                  ------------
            INDIA (6.4%)
            CONSUMER DURABLES
  133,100   Ashok Leyland, Ltd. ..............................         565,675
   94,500   Bajaj Auto, Ltd. .................................       1,503,784
                                                                  ------------
                                                                     2,069,459
                                                                  ------------
            FINANCE
  260,700   Industrial Credit & Investment
              Corp. of India, Ltd. ...........................         864,904
                                                                  ------------
            MATERIALS
   72,650   Grasim Industries, Ltd. ..........................         635,688
  714,000   Indo Gulf Fertilisers and
              Chemicals Corp., Ltd. ..........................         660,450
  170,200   Reliance Industries, Ltd. ........................         882,132
  247,000   Southern Petrochemicals
              Industries Corp., Ltd. .........................         716,300
                                                                  ------------
                                                                     2,894,570
                                                                  ------------
            PHARMACEUTICALS
   36,850   Ranbaxy Laboratories, Ltd. .......................         717,354
                                                                  ------------
            TOTAL INDIA ......................................       6,546,287
                                                                  ------------
            INDONESIA (1.7%)
            BANKING
3,130,502   Bank Dagang Nasional
              Indonesia ......................................         388,195
                                                                  ------------
            CONSUMER GOODS
  158,000   PT HM Sampoerna ..................................         275,021
  480,000   PT Kalbe Farma ...................................         292,926
                                                                  ------------
                                                                       567,947
                                                                  ------------
            MULTI-INDUSTRY
  378,000   PT Astra Intl, Inc. ..............................         280,485
                                                                  ------------
            SERVICES
  950,000   Citra Marga Nusaphale
              Persada ........................................         270,111
  272,500   PT Telekomunikasi Ser B ..........................         253,225
                                                                  ------------
                                                                       523,336
                                                                  ------------
            TOTAL INDONESIA ..................................       1,759,963
                                                                  ------------
            JAPAN (71.6%)
            BANKING
  221,000   Asahi Bank, Ltd. .................................       1,145,858
  490,000   Daiwa Bank, Ltd. .................................       1,824,013

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1997 (continued)

  Shares                                                             Value
----------                                                        ------------

            JAPAN (continued)
  300,000   Mitsui Trust and Banking
              Co., Ltd. ......................................    $  1,041,961
  340,000   Sakura Bank, Ltd. ................................       1,387,121
  265,000   Sumitomo Trust and
               Banking Co., Ltd. .............................       2,019,152
                                                                  ------------
                                                                     7,418,105
                                                                  ------------
            CONSUMER ELECTRONICS
   94,000   Canon Inc. .......................................       2,280,681
   88,000   Canon Sales Co., Inc. ............................       1,601,329
    1,600   Canon Sales Co., Inc. ............................
              (Warrants) .....................................         102,839
   31,700   Sony Corp. .......................................       2,631,350
                                                                  ------------
                                                                     6,616,199
                                                                  ------------
            CONSUMER GOODS
  325,000   Kirin Brewery Co. ................................       2,727,461
  250,000   Suzuki Motor Corp. ...............................       2,658,911
   81,000   Toyota Motor Corp. ...............................       2,254,674
                                                                  ------------
                                                                     7,641,046
                                                                  ------------
            CONSUMER NON-DURABLES
   57,000   Fuji Photo Film Co. ..............................       2,064,977
   37,800   Nintendo Co., Ltd. ...............................       3,266,473
                                                                  ------------
                                                                     5,331,450
                                                                  ------------
            ELECTRIC COMPONENTS
      100   Kandenko Co. .....................................             677
   26,200   Kyocera Corp. ....................................       1,499,942
   73,000   Matsushita Communications
              Industrial Co.,Ltd .............................       2,577,898
  268,000   Minebea Co., Ltd. ................................       2,672,206
   55,000   Murata Mfg. Co., Ltd. ............................       2,230,162
   25,000   Rohm Company Ltd. ................................       2,388,866
   28,000   TDK Corp. ........................................       2,321,895
                                                                  ------------
                                                                    13,691,646
                                                                  ------------
            FINANCE
   50,000   Acom Co., Ltd. ...................................       2,742,002
   40,000   Orix Corp. .......................................       2,732,031
                                                                  ------------
                                                                     5,474,033
                                                                  ------------
            INDUSTRIAL ELECTRONICS
  223,000   Hitachi, Ltd. ....................................       1,713,959
                                                                  ------------
            MATERIALS
  132,000   Bridgestone Corp. ................................       2,851,683
      700   Kurita Water Industries ..........................          12,331
  135,000   Sumitomo Electric
              Industries, Ltd. ...............................       1,783,548
      100   Sumitomo Electric
              Industries, Ltd. (Warrants) ....................         153,718
                                                                  ------------
                                                                     4,801,280
                                                                  ------------
            MULTI-INDUSTRY
  272,000   Sumitomo Corp. ...................................       1,943,664
                                                                  ------------
            PHARMACEUTICALS
   83,000   Taisho Pharmaceutical ............................       2,124,138
   80,000   Yamanouchi Pharmaceutical
              Co., Ltd. ......................................       1,967,594
                                                                  ------------
                                                                     4,091,732
                                                                  ------------
            RETAIL
   45,000   Ito-Yokado Co., Ltd. .............................       2,235,978
                                                                  ------------
            SERVICES
      500   Autobacs Seven Co., Ltd. .........................          26,049
   50,000   Benesse Corp. ....................................       1,491,483
   85,000   Credit Saison ....................................       2,281,263
      100   Credit Saison (Warrants) .........................         237,500
1,000,000   Kawasaki Kisen Kaisha, Ltd. ......................       1,437,474
   23,100   Nichiei Co., Ltd. ................................       2,533,610
  821,000   Prospect Japan Fund ..............................       2,926,865
                                                                  ------------
                                                                    10,934,244
                                                                  ------------
            TELECOMMUNICATIONS
       98   Japan Telecom Co., Ltd. ..........................       1,368,010
                                                                  ------------
            TOTAL JAPAN ......................................      73,261,346
                                                                  ------------
            MALAYSIA (3.8%)
            FINANCE
1,021,000   Public Finance, Bhd ..............................         502,307
                                                                  ------------
            MULTI-INDUSTRY
   86,100   Genting Berhad ...................................         242,790
   97,000   Perusahaan Otomobil
              Nasional* ......................................         232,788
  978,000   Renong Berhad ....................................         897,759
  267,000   Sime Darby Berhad ................................         384,461
                                                                  ------------
                                                                     1,757,798
                                                                  ------------

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                            October 31, 1997 (continued)

  Shares                                                             Value
----------                                                        ------------

            REAL ESTATE
1,577,250   Bolton Properties, Bhd ...........................    $    657,680
  618,500   IOI Properties, Bhd ..............................         489,828
                                                                  ------------
                                                                     1,147,508
                                                                  ------------
            TELECOMMUNICATIONS
  167,000   Telekom Malaysia .................................         433,343
                                                                  ------------
            TOTAL MALAYSIA ...................................       3,840,956
                                                                  ------------
            PAKISTAN (0.0%)
            MATERIALS
       62   Crescent Textiles ................................              23
                                                                  ------------
            TOTAL PAKISTAN ...................................              23
                                                                  ------------
TOTAL INVESTMENTS (identified cost
  $113,849,582) (a) ....................................   92.7%  $ 94,827,347

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........    7.3      7,479,144
                                                          -----   ------------
NET ASSETS .............................................  100.0%  $102,306,491
                                                          =====   ============

----------
*    non-income producing security.

(a) The aggregate cost for federal income tax purposes is $115,701,724, the net aggregate gross unrealized appreciation is $10,304,482 and the aggregate gross unrealized depreciation is $31,178,859, resulting in net unrealized depreciation of $20,874,377.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1997

ASSETS:
  Investments in securities, at value
    (identified cost $113,849,582) (Note 1) ...............     $  94,827,347
  Cash (including $363,311 in foreign currency) ...........         2,911,653
  Receivables for:
    Investments sold ......................................         3,385,242
    Forward foreign currency exchange contracts
      sold - net (Notes 1 and 5) ..........................         2,092,136
    Dividends .............................................           297,284
    Capital stock sold ....................................           349,544
                                                                -------------

        Total Assets ......................................       103,863,206
                                                                -------------

LIABILITIES:
  Payables for:
   Investments purchased ..................................           814,250
   Capital stock redeemed .................................           542,760
   Investment advisory fee (Note 2) .......................            64,158
   Foreign withholding taxes ..............................            35,287
   Shareholder servicing/Eligible
     institution fees (Note 2) ............................            24,676
   Administrative fee (Note 2) ............................            14,805
   Accrued expenses and other liabilities .................            60,779
                                                                -------------

       Total Liabilities ..................................         1,556,715
                                                                -------------

NET ASSETS ................................................     $ 102,306,491
                                                                =============

Net Assets Consist of:
  Paid-in capital .........................................     $ 132,250,481
  Accumulated undistributed net
    investment income .....................................         1,344,152
  Accumulated net realized loss ...........................       (14,360,902)
  Net unrealized depreciation .............................       (16,927,240)
                                                                -------------
Net Assets ................................................     $ 102,306,491
                                                                =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($102,306,491 / 4,172,270 shares) .......................     $       24.52
                                                                =============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1997

INVESTMENT INCOME:
  Income:
     Dividends (net of foreign withholding
       tax of $224,816) ....................................     $  1,708,429
                                                                 ------------
  Expenses:
     Investment advisory fee (Note 2) ......................          931,879
     Shareholder servicing/Eligible institution
       fees (Note 2) .......................................          358,761
     Administrative fee (Note 2) ...........................          215,035
     Custodian fee (Note 3) ................................          232,975
     Directors' fees and expenses (Note 2) .................           16,529
     Professional fees .....................................           40,087
     Miscellaneous expenses ................................           16,549
                                                                 ------------
     Total Expenses ........................................        1,811,815
         Fees paid indirectly ..............................         (105,242)
                                                                 ------------
         Net Expenses ......................................        1,706,573
                                                                 ------------
  Net Investment Income ....................................            1,856
                                                                 ------------

NET REALIZED AND UNREALIZED LOSS (Notes 1 and 3):
  Net realized loss on:
     Investments ...........................................       (2,942,063)
     Foreign exchange transactions .........................       (6,631,838)
                                                                 ------------
                                                                   (9,573,901)
                                                                 ------------
  Net change in unrealized depreciation on:
     Investments ...........................................      (11,599,968)
     Foreign currency translations .........................         (159,044)
                                                                 ------------
                                                                  (11,759,012)
                                                                 ------------

         Net Realized and Unrealized Loss ..................      (21,332,913)
                                                                 ------------
  Net Decrease in Net Assets Resulting
    from Operations ........................................     $(21,331,057)
                                                                 ============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                 For the years ended October 31,
                                                 -------------------------------
                                                        1997          1996
                                                        ----          ----
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income ......................  $       1,856  $     230,174
     Net realized gain (loss) on investments
       and foreign exchange transactions ........     (9,573,901)     9,167,924
     Net change in unrealized depreciation
       on investments and foreign currency
       translations .............................    (11,759,012)    (4,226,866)
                                                   -------------  -------------
       Net increase (decrease) in net assets
         resulting from operations ..............    (21,331,057)     5,171,232
                                                   -------------  -------------

  Dividends and distributions declared (Note1):
     From net investment income .................         (1,856)    (3,266,119)
     In excess of net investment income .........     (1,232,885)    (1,873,146)
     From net realized gains ....................     (1,393,227)          --
     In excess of net realized gains ............     (2,266,428)          --
                                                   -------------  -------------
       Total dividends and distributions
          declared ..............................     (4,894,396)    (5,139,265)
                                                   -------------  -------------

  Capital stock transactions (Note 4):
     Net proceeds from sales of capital stock ...     35,999,815     47,402,385
     Net asset value of capital stock issued
       to shareholders in reinvestment of
       dividends and distributions ..............         43,114      1,695,330
     Net cost of capital stock redeemed .........    (58,195,932)   (13,376,946)
                                                   -------------  -------------
       Net increase (decrease) in net assets
         resulting from capital stock
         transactions ...........................    (22,153,003)    35,720,769
                                                   -------------  -------------
       Total increase (decrease) in net assets ..    (48,378,456)    35,752,736

NET ASSETS:
  Beginning of year .............................    150,684,947    114,932,211
                                                   -------------  -------------
  End of year (including undistributed
     net investment income and
     distributions in excess of net
     investment income of $1,344,152
     and  $245,188, respectively) ...............  $ 102,306,491  $ 150,684,947
                                                   =============  =============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year


                                                                 For the years ended October 31,
                                                   ------------------------------------------------------------
                                                    1997       1996          1995          1994           1993
                                                   ------     ------        ------        ------         ------
Net asset value, beginning of year............     $30.19     $29.88        $39.85        $39.87         $27.53

Income from investment operations:

  Net investment income.......................       0.00(1,2)  0.05(1)       0.11          0.14           0.14
  Net realized and unrealized gain (loss).....      (4.69)      1.62         (4.50)         1.26          13.18

Less dividends and distributions (Note 1):
  From net investment income..................      (0.00)(2)  (0.86)        (0.00)(2)     (0.14)         (0.02)
  In excess of net investment income..........      (0.25)     (0.50)           --            --             --
  From net realized gains.....................      (0.28)        --         (5.58)        (1.28)         (0.96)
  In excess of net realized gains.............      (0.45)        --            --            --             --
                                                   ------     ------        ------        ------         ------
Net asset value, end of year..................     $24.52     $30.19        $29.88        $39.85         $39.87
                                                   ======     ======        ======        ======         ======

Total return..................................     (16.03)%     5.65%       (10.62)%        3.48%         50.02%

Ratios/Supplemental Data:

  Net assets, end of period (000's omitted) ..   $102,306   $150,685      $114,932      $120,469        $92,863
  Expenses as a percentage of average
    net assets:

    Expenses paid by Fund.....................       1.19%      1.13%         1.24%         1.29%          1.50%
    Expenses paid by commissions(4) ..........       0.01%      0.01%         0.05%          n/a            n/a
    Expenses offset arrangement...............       0.06%      0.16%         0.14%          n/a            n/a
                                                   ------     ------        ------        ------         ------
      Total expenses..........................       1.26%      1.30%         1.43%         1.29%          1.50%

  Ratio of net investment income to

     average net assets.......................       0.00%(2)   0.16%         0.53%         0.39%          0.62%
  Portfolio turnover rate.....................         63%        58%           82%           86%            79%
  Average commission rate paid per share(3)...    $0.0195    $0.0149       $0.0092            --             --

----------
(1)  Calculated using average shares outstanding for the year.

(2)  Less than $0.01 per share.

(3) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.

(4) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund
(individually the "Fund" or collectively the "Funds") are separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Funds commenced operations on November 1, 1990.

      Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions;
      (4) for purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

            B. Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, each Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. The Funds isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)

            C. Forward Foreign Currency Exchange Contracts.  The Funds may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Funds have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Funds are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            F. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      2.  Transactions with Affiliates.

      Investment Advisory Agreement. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Fund's average daily net assets. For the year ended October 31, 1997, the European Equity Fund and the Pacific Basin Equity Fund incurred $1,012,388 and $931,879, respectively, for advisory services.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of each Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1997, the European Equity Fund and the Pacific Basin Equity Fund incurred $233,628 and $215,035, respectively, for administrative services.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of each Fund's average daily net assets. For the year ended October 31, 1997, the European Equity Fund and the Pacific Basin Equity Fund incurred $389,489 and $358,761, respectively, for such services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the year ended October 31, 1997, the European Equity Fund and the Pacific Basin Equity Fund incurred $21,040 and $16,529, respectively, for these fees.

      3. Investment Transactions. For the year ended October 31, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were as follows:

                                        European            Pacific Basin
                                       Equity Fund           Equity Fund
                                       -----------           ----------
        Purchases................     $125,028,500          $  85,912,207
        Sales....................     $136,670,366          $ 112,200,002

      There were no purchases or sales of U.S. government obligations during the year. Custody fees for the European Equity Fund and the Pacific Basin Equity Fund were reduced by $24,400 and $16,138, respectively, as a result of each Fund directing a portion of its portfolio transactions to certain unaffiliated brokers. Additionally, custody fees for the European Equity Fund and the Pacific Basin Equity Fund were further reduced by $46,118 and $89,104, respectively, as a result of an expense offset arrangement with the Funds' custodian.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of each of the Funds. Transactions in shares of capital stock were as follows:

                                         For the years ended October 31,
                                 -----------------------------------------------
                                 European Equity Fund  Pacific Basin Equity Fund
                                 --------------------- -----------------------
                                   1997      1996         1997         1996
                                   ----      ----         ----         ----
Capital stock sold .............  727,395   922,565     1,257,815    1,517,549
Capital stock issued in
  connection with reinvestment
  of dividends and
  distributions ..............     21,179    13,010         1,499       56,871
Capital stock repurchased ...... (872,257) (417,199)   (2,077,900)    (430,114)
                                 --------  --------    ----------   ----------
Net increase (decrease) ........ (123,683)  518,376      (818,586)   1,144,306
                                 ========  ========    ==========   ==========

      5. Financial Instruments with Off-Balance Sheet Risk. At October 31, 1997, the Pacific Basin Equity Fund had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)

      Forward foreign currency exchange contracts open at October 31, 1997:

                      Contracts      In Exchange       Deliver     Unrealized
                     to deliver          For             Date     Appreciation
                     ----------      -----------       -------    ------------
Pacific Basin
  Equity Fund:
                 JPY 5,800,000,000   $50,060,418       11/18/97    $1,743,474

                 JPY 5,800,000,000   $48,763,263        12/2/97       348,662
                                                                   ----------
                                                                   $2,092,136
                                                                   ==========

      6.  Federal  Income Tax Status.  The  Corporation  intends to elect on its
European Equity Fund and Pacific Basin Equity Fund to pass-through to shareholders foreign income taxes paid by each Fund during the year ended October 31, 1997. Shareholders must include in federal taxable income their pro-rata portion of foreign taxes paid by the Fund and will be able to claim either an offsetting deduction or a tax credit on their federal income tax return. The individual amount of the foreign tax credit will be reported on Form 1099. For the year ended October 31, 1997, the European Equity Fund and Pacific Basin Equity Fund earned $4,163,077 and $1,933,245, respectively, of dividend income from foreign countries and paid $524,390 and $224,816, respectively, in taxes to those foreign countries. At October 31, 1997, the Pacific Basin Equity Fund, for federal income tax purposes, had a capital loss carryforward of $12,262,899 which may be applied against any net taxable realized gains of each succeeding year until the earlier of it utilization or expiration on October 31, 2005.

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
The 59 Wall Street Fund, Inc.:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund (portfolios of The 59 Wall Street Fund, Inc.) as of October 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1997 and 1996, and the financial highlights for each of the years in the five-year period ended October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios of The 59 Wall Street Fund, Inc. at October 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 12, 1997

                   Managements Discussion of fund performance

     The  following  investment   management   strategies  and  techniques  have
materially affected the Funds performance for the fiscal year ended October 31, 1997.

European Equity Fund

     European equity markets continued their advance this year, encouraged by an improving economic environment. Better economic growth, generated mainly by the export sector, as well as continued corporate restructuring have, in turn, contributed to an acceleration in earnings growth. Only in the UK have a strong currency and higher interest rates produced slower economic and corporate profits growth, but even that slowdown failed to dampen investor sentiment. Major European equity markets rose between 12.6% and 37.8% over the last twelve months. The best performer was Spain and the worst, France.

     The European Equity Fund achieved a dollar-adjusted return of 17.3% over this period, and since its inception seven years ago, the Fund has provided its investors with a compound annual return of 11.6%. The Funds investment strategy over the last year focused on those companies with visible earnings growth and reasonable valuations within the context of a broadly inclusive group of countries participating in European Monetary Union next year. Portfolio returns were further enhanced by a modest exposure to emerging markets in Eastern Europe and Turkey, the latter market rising 85% since the Funds investment in January.

                     European Equity Fund Growth of $10,000

  [The following table was represented as a line graph in the printed material]

                 DATE         European Equity Fund*       MSCI-Europe
                 ----         ---------------------       -----------

               10/31/90             $10,000                $10,000
               11/30/90              $9,924                $10,100
               12/31/90              $9,784                 $9,954
                1/31/91              $9,964                $10,288
                2/28/90             $10,460                $11,188
                3/31/91              $9,880                $10,439
                4/30/91             $10,004                $10,329
                5/31/91             $10,144                $10,634
                6/30/91              $9,500                 $9,740
                7/31/91              $9,996                $10,415
                8/31/91             $10,108                $10,605
                9/30/91             $10,368                $10,923
               10/31/91             $10,160                $10,694
               11/30/91              $9,904                $10,442
               12/31/91             $10,689                $11,258
                1/31/92             $10,746                $11,255
                2/29/92             $10,790                $11,299
                3/31/92             $10,435                $10,903
                4/30/92             $11,073                $11,505
                5/31/92             $11,549                $12,160
                6/30/92             $11,452                $11,933
                7/31/92             $10,972                $11,507
                8/31/92             $11,032                $11,469
                9/30/92             $10,895                $11,280
               10/31/92             $10,960                $10,493
               11/30/92             $11,218                $10,488
               12/31/92             $11,494                $10,728
                1/31/93             $11,340                $10,746
                2/28/93             $11,419                $10,868
                3/31/93             $11,762                $11,427
                4/30/93             $12,082                $11,680
                5/31/93             $12,223                $11,806
                6/30/93             $11,836                $11,633
                7/31/93             $11,871                $11,673
                8/31/93             $12,885                $12,698
                9/30/93             $12,929                $12,659
               10/31/93             $13,680                $13,186
               11/30/93             $13,606                $12,902
               12/31/93             $14,611                $13,870
                1/31/94             $15,322                $14,576
                2/28/94             $14,524                $14,060
                3/31/94             $13,730                $13,663
                4/30/94             $14,071                $14,228
                5/31/94             $13,448                $13,623
                6/30/94             $13,453                $13,480
                7/31/94             $14,094                $14,187
                8/31/94             $14,667                $14,637
                9/30/94             $14,094                $14,055
               10/31/94             $14,685                $14,668
               11/30/94             $13,960                $14,106
               12/31/94             $14,036                $14,187
                1/31/95             $13,906                $14,076
                2/28/95             $14,222                $14,396
                3/31/95             $14,896                $15,064
                4/30/95             $15,409                $15,546
                5/31/95             $15,505                $15,864
                6/30/95             $15,470                $16,014
                7/31/95             $15,998                $16,846
                8/31/95             $16,450                $16,198
                9/30/95             $16,400                $16,687
               10/31/95             $16,068                $16,608
               11/30/95             $15,842                $16,726
               12/31/95             $16,352                $17,257
                1/31/96             $16,404                $17,369
                2/29/96             $16,678                $17,685
                3/31/96             $17,219                $17,897
                4/30/96             $17,630                $18,026
                5/31/96             $17,966                $18,165
                6/30/96             $17,924                $18,365
                7/31/96             $17,445                $18,135
                8/31/96             $17,971                $18,674
                9/30/96             $18,165                $18,970
               10/31/96             $18,418                $19,508
               11/29/96             $19,192                $20,497
               12/31/96             $19,499                $20,894
                1/31/97             $19,317                $20,950
                2/28/97             $19,289                $21,227
                3/31/97             $19,874                $21,913
                4/30/97             $19,465                $21,804
                5/30/97             $20,391                $22,735
                6/30/97             $21,499                $23,872
                7/31/97             $22,237                $24,991
                8/31/97             $20,811                $23,563
                9/30/97             $22,783                $25,848
               10/31/97             $21,601                $24,577

                           *net of fees and expenses

            Past performance is not predictive of future performance.

Pacific Basin Equity Fund

     Equity markets throughout the Pacific Basin experienced a difficult year, hampered by a significant curtailment of economic activity in Japan and by a series of currency devaluations elsewhere in the region. As measured by the MSCI-Pacific Index, equity markets in the region declined 19.7% in US dollars during the year ending October 31, 1997. Worst hit by market declines and currency depreciation were Thailand and Malaysia. The only major market in the region to post positive returns last year was India.

     The Pacific Basin Equity Fund outperformed the MSCI-Pacific Index on a relative basis over the last twelve months, declining only 16%. That outperformance was due, in part, to the Funds underweighted position in Malaysia, its exposure to India and to the Funds strategy of protecting the dollar value of its Japanese exposure by defensively hedging the yen. Since inception, the Pacific Basin Equity Fund has provided its investors with a compound annual return of 4.8%, well ahead of the MSCI-Pacific Index, which is flat for the period.

                  Pacific Basin Equity Fund Growth of $10,000

  [The following table was represented as a line graph in the printed material]

                 DATE          Pacific Basin Fund*      EMSCI-Pacific
                 ----          -------------------      -------------
               10/31/90             $10,000                $10,000
               11/30/90              $9,368                 $8,891
               12/31/90              $9,580                 $9,270
                1/31/90              $9,940                 $9,559
                2/28/90             $10,820                $10,737
                3/31/91             $10,912                $10,151
                4/30/91             $11,312                $10,412
                5/31/91             $11,308                $10,372
                6/30/91             $11,008                 $9,694
                7/31/91             $11,296                $10,021
                8/31/91             $10,656                 $9,513
                9/30/91             $10,936                $10,262
               10/31/91             $11,068                $10,698
               11/30/91             $10,612                $10,010
               12/31/91             $10,886                $10,317
                1/31/92             $11,095                 $9,918
                2/29/92             $10,927                 $9,223
                3/31/92             $10,457                 $8,346
                4/30/92             $10,776                 $7,964
                5/31/92             $11,487                 $8,585
                6/30/92             $11,013                 $7,910
                7/31/92             $10,326                 $7,800
                8/31/92             $11,140                 $8,869
                9/30/92             $10,760                 $8,665
               10/31/92             $11,254                 $8,360
               11/30/92             $11,393                 $8,518
               12/31/92             $11,556                 $8,420
                1/31/93             $11,437                 $8,404
                2/28/93             $11,899                 $8,812
                3/31/93             $12,377                 $9,877
                4/30/93             $13,288                $11,450
                5/31/93             $13,915                $11,783
                6/30/93             $13,470                $11,590
                7/31/93             $13,584                $12,275
                8/31/93             $14,469                $12,638
                9/30/93             $14,787                $12,166
               10/31/93             $16,883                $12,436
               11/30/93             $16,744                $10,681
               12/31/93             $20,211                $11,425
                1/31/94             $19,470                $12,748
                2/28/94             $18,493                $13,077
                3/31/94             $16,892                $12,355
                4/30/94             $17,103                $12,889
                5/31/94             $17,239                $13,196
                6/30/94             $16,656                $13,628
                7/31/94             $17,261                $13,335
                8/31/94             $17,831                $13,567
                9/30/94             $17,524                $13,227
               10/31/94             $17,471                $13,562
               11/30/94             $16,086                $12,805
               12/31/94             $15,866                $12,891
                1/31/95             $14,293                $12,076
                2/28/95             $14,576                $11,777
                3/31/95             $15,124                $12,681
                4/30/95             $15,067                $13,220
                5/31/95             $15,704                $12,691
                6/30/95             $15,464                $12,153
                7/31/95             $16,201                $13,030
                8/31/95             $15,893                $12,538
                9/30/95             $15,992                $12,655
               10/31/95             $15,616                $12,040
               11/30/95             $15,574                $12,632
               12/31/95             $16,421                $13,249
                1/31/96             $17,197                $13,271
                2/29/96             $16,924                $13,121
                3/31/96             $17,399                $13,524
                4/30/96             $18,317                $14,213
                3/31/96             $17,956                $13,596
                6/30/96             $17,885                $13,598
                7/31/96             $17,000                $12,973
                8/31/96             $16,530                $12,632
                9/30/96             $16,978                $13,044
               10/31/96             $16,497                $12,438
               11/29/96             $16,760                $12,776
               12/31/96             $16,304                $12,111
                1/31/97             $15,440                $11,092
                2/28/97             $15,672                $11,323
                3/31/97             $15,033                $10,908
                4/30/97             $15,191                $11,135
                5/30/97             $16,762                $12,224
                6/30/97             $17,576                $12,981
                7/31/97             $17,547                $12,670
                8/31/97             $15,220                $11,414
                9/30/97             $15,287                $11,370
               10/31/97             $13,853                 $9,989

                           *net of fees and expenses

           Past performance is not predictive of future performance.

The 59 Wall Street Fund, Inc.
Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offerof sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.